Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Intangible assets	$ 1,312	$ 1,312	$ 1,312
Accumulated amortization	(639)	(574)	(442)
Total intangible assets, net	$ 673	$ 738	$ 870